VIA EDGAR


November 21, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

    Re:  Rule 24f-2 Notice for
         Van Kampen American Capital Money Market Trust
         (formerly known as Van Kampen Merritt Money Market Trust)


Ladies and Gentlemen:

On behalf of the above-referenced investment company and its series, Van Kampen American Capital Money Market Fund, (formerly known as Van Kampen Merritt Money Market Fund), enclosed herewith for filing under the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Securities and Exchange Commission thereunder are the following:

     * One conformed copy of the Rule 24f-2 Notice required pursuant to Rule 24f-2(b)(1) with opinion of counsel attached thereto.

Please note that there is no filing fee required. Should the staff have any questions regarding the foregoing, please contact the undersigned at
(708) 684-6354, or Nicholas Dalmaso, Esq. at (708) 684-6774.



Sincerely,

/s/ Renee E. Krol

Renee E. Krol
Paralegal

Enclosures

                             RULE 24f-2 NOTICE FOR

                VAN KAMPEN AMERICAN CAPITAL MONEY MARKET TRUST
           (formerly known as VAN KAMPEN MERRITT MONEY MARKET TRUST)


November 21, 1995



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:    Rule 24f-2 Notice for
       Van Kampen American Capital Money Market Trust
       (formerly known as Van Kampen Merritt Money Market Trust), (the "Registrant") File Numbers 2-78401 and 811-3514


Ladies and Gentlemen:


This letter is the Rule 24f-2 Notice for Van Kampen American Capital Money Market Trust (formerly known as Van Kampen Merritt Money Market Trust), filed pursuant to Paragraph (b) (1) of the Rule. This
Rule 24f-2 Notice is for the fiscal year ended September 22, 1995.


   Number of shares of beneficial interest
      registered under the Securities Act
      of 1933 other than pursuant to this
      section but which remained unsold at
      the beginning of the fiscal year:                                  0


   Number of shares registered during the fiscal
      year other than pursuant to this section:                          0


   Number of shares issued during the referenced period by the Registrant for its series, Van Kampen American Capital Money Market Fund
      (formerly known as Van Kampen Merritt Money Market Fund):

      Class A Shares                                            11,951,498

      Class B Shares                                             1,184,140


      Total Number of shares issued during the
         referenced period:                                     13,135,638


      Total Number of shares issued during the
         referenced period in reliance upon
         registration pursuant to this section:                 13,135,638



Enclosed is an opinion of counsel concerning the shares registered pursuant to this section, together with the fee*.



Sincerely,



/s/ Edward C. Wood III

Edward C. Wood III
Vice President & Treasurer

*See Attachment A for Calculation of Rule 24f-2 Fee.



                       ATTACHMENT A TO RULE 24F-2 NOTICE

                VAN KAMPEN AMERICAN CAPITAL MONEY MARKET TRUST
           (formerly known as VAN KAMPEN MERRITT MONEY MARKET TRUST)

                                                          No. Shares   $ Amount         Net Share    Net $            Rule 24f-2
Series Name             No. Shares Sold  $ Amount Sold    Redeemed     Redeemed         Increase     Increase         Fee
VKAC Money Market Fund
Class A Shares               11,951,498   $11,951,498.00   17,669,241  $ 17,669,241.00  (5,717,743)  ($5,717,743.00) ($1,971.64)
Class B Shares                1,184,140   $ 1,184,140.00    2,763,767  $  2,763,767.00  (1,579,627)  ($1,579,627.00)   ($544.70)

TOTAL                        13,135,638   $13,135,638.00   20,433,008  $ 20,433,008.00  (7,297,370)  ($7,297,370.00) ($2,516.33)
                             ==========   ==============   ==========   ==============   =========    =============   =========

Net aggregate sale price of shares sold:  ($7,297,370.00)
                                           =============
Divided by 2900:                                   /2900
                                                   -----
Total 24f-2 Fee:                              ($2,516.33)
                                               =========


      [LETTERHEAD OF SKADDEN, ARPS, SLATE, MEAGHER & FLOM]
                      One Rodney Square
                           Box 636
                Wilmington, Delaware  19699-0636
                        (302) 651-3000


                       November 21, 1995



Van Kampen American Capital
   Money Market Trust
One Parkview Plaza
Oakbrook Terrace, IL 60181

                 Re:  Filing of 24f-2 Notice

Ladies and Gentlemen:

               We have acted as special counsel to Van Kampen American Capital Money Market Trust (the "Trust"), a
Delaware business trust, in connection with the filing of a 24f-2 Notice (the "Notice") with the Securities and Exchange Commission (the "Commission"). The Notice makes definite registration of 13,135,638 shares of beneficial interest, $0.01 par value (the "Shares"), of 11,951,498 Class A Shares and 1,184,140 Class B Shares of beneficial interest, each $0.01 par value, in the series of the Trust designated the Van Kampen American Capital Money Market Fund (the "Money Market Fund"), which closed its fiscal year pursuant to a sale of substantially all of its assets as of September 22, 1995.

               In connection with the foregoing, we have exam-ined the originals or copies, certified or otherwise identified to our satisfaction, of the following docu-ments:

               (i) the Certificate of Trust of the Trust dated as of May 10, 1995 and filed with the Secretary of State of Delaware on July 28, 1995,

               (ii) the Agreement and Declaration of Trust of the Trust dated as of May 10, 1995 (the "Agreement and
Declaration of Trust"),




Van Kampen American Capital
   Money Market Trust
November 21, 1995
Page 2


               (iii) the Certificate of Designation of the Money Market Fund dated as of May 10, 1995,

               (iv) the By-laws of the Trust,

               (v) each Post-Effective Amendment under the Securities Act of 1933, as amended (the "Securities
Act"), and under the Investment Company Act of 1940, as amended (the "1940 Act"), to the Registration Statement of the Trust on Form N-1A, Commission File Nos. 2-78401 and 811-3514 (the "Registration Statement"), filed with the Commission after June 30, 1995 and prior to the date hereof, and the exhibits contained therein,

               (vi) copies of certain resolutions adopted by the Board of Trustees of the Trust relating to the autho-rization, issuance and sale of the Shares and furnished to us by the Trust,

               (vii) the order of the Commission, dated July 28, 1993 (Release No. IC-19600), exempting the Fund from certain sections of the 1940 Act to the extent necessary to permit the Fund to issue two or more classes of shares with differing voting rights, conversion rights and expense allocations and to impose a contingent de-ferred sales charge in connection with redemptions of a class of shares of the Fund, and

               (vii) such other agreements, documents, cer-tificates and other records as we have deemed necessary or appropriate as a basis for the opinions set forth herein.

               In such examination we have assumed the legal capacity of natural persons, the genuineness of all signatures, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as copies and the au-thenticity of the originals of such latter documents. As to any facts material to such opinions which were not independently established, we have relied on statements or representations of officers of the Trust or others.




Van Kampen American Capital
   Money Market Trust
November 21, 1995
Page 3


               Members of this Firm are admitted to the prac-tice of law in the State of Delaware, and we express no opinion as to the law of any other jurisdiction.

               Based upon and subject to the foregoing, we are of the opinion that the issuance and sale of the Shares by the Trust have been validly authorized and, assuming certificates therefor have been duly executed and deliv-ered or the shareholders' accounts have been duly credit-ed and the Shares represented thereby have been fully paid for, such Shares were validly issued, fully paid and nonassessable.

               Wayne W. Whalen, a Trustee of the Trust, is a partner in this firm.

               We hereby consent to the filing of this opinion with the Notice.


                                               Very truly yours,



                                               Skadden, Arps, Slate,
                                               Meagher & Flom